Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentrations

11. Concentrations

The Company continues to rely on vendors to provide technology and licensing components that are critical to its solutions. In addition, the Company engaged a development firm located in Toronto, Canada beginning in March 2014 to augment its software development efforts. During the three and nine months ended September 30, 2016, the Company incurred expenditures of approximately $344,000 and $790,000 to the law firm representing the Company in connection with the Offering and Listing, respectively, which was approximately 14.4% and 10.7%, respectively, of the Company’s total expenditures. The Company also incurred approximately $261,000 and $746,000 to its technology partner, respectively, representing approximately 10.9% and 10.1%, respectively of the Company’s total expenditures during the three and nine months ended September 30, 2016. During the nine months ended September 30, 2015, the Company incurred approximately $679,000 to its technology partner in Toronto, Canada, representing 13% of its total supplier expenditures.

As of September 30, 2016, the Company had net payables of approximately $412,000 owed to a law firm for legal services rendered in connection with the Offering and Listing, representing 23.4% of its accounts payable balance and $250,750 owed to a technology partner for software licenses, representing 14.3% of its accounts payable balance. The Company also owed to its independent registered public accounting firm approximately $186,000, representing 10.6% of its accounts payable balance. As of December 31, 2015, the Company had payables of approximately $342,000 owed to a law firm for legal services, representing 30.8% of its accounts payable balance.

During the three months ended September 30, 2016, one customer represented approximately $467,000, or 20.3% of the Company’s consolidated revenues. There was no single customer whose revenue exceeded 10% of the Company’s consolidated revenues for the nine months ended September 30, 2016 or for the three and nine months ended September 30, 2015. Within accounts receivable are receivables from two customers of approximately $480,000 and $240,000, respectively, representing 22.0% and 11.0%, respectively, as of September 30, 2016. As of December 31, 2015, the Company had receivables due from three customers of approximately $121,000, $113,000 and $95,000 representing 17.0%, 15.8% and 13.3%, respectively, of its gross accounts receivable balance.

15. Concentrations

The Company continues to rely on vendors to provide technology and licensing components that are critical to its solutions. In addition, the Company engaged a development firm located in Toronto, Canada beginning in March 2014 to augment its software development efforts. During the year ended December 31, 2015 and December 31, 2014, the Company expensed a total of $836,626 and $679,481, respectively, representing 12.5% and 10.1%, respectively, of its total supplier expenditures to this vendor. As of December 31, 2015, the Company had payables of $341,994 owed to a law firm for legal services, representing 30.8% of its accounts payable balance. As of December 31, 2014, the Company had total payables of $98,384 owed to the Toronto development firm, representing 13.2% of its accounts payable balance.

No customer accounted for more than 10% of the Company’s revenue for the years ended December 31, 2015 or 2014. As of December 31, 2015, the Company had receivables due from three customers of approximately $121,000, $113,000 and $95,000 representing 17.0%, 15.8% and 13.3%, respectively, of its gross accounts receivable balance. No customer accounted for more than 10% of its outstanding accounts receivable balance at December 31, 2014.